Statements of Cash Flows - Vallon - Q1 - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Operating activities:
Net loss	$ (6,746)	$ (2,150)	$ (295)	$ (302)	$ (11,033)	$ (948)
Adjustments to reconcile net loss to cash used in operating activities:
Stock-based compensation expense					352	0
Change in fair value of warrant liability					18	0
Change in operating assets and liabilities:
Prepaid expenses and other current assets					(836)	(7)
Accounts payable					4,860	77
Accrued expenses					1,106	590
Cash used in operating activities					(3,430)	(241)
Investing activities:
Cash used in investing activities					(8)	0
Financing activities:
Cash provided by financing activities					6,917	255
Net increase in cash and cash equivalents					3,479	14
Cash and cash equivalents at beginning of period		9		90	9	90	$ 90
Cash and cash equivalents at end of period					3,488	104	9
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Operating activities:
Net loss		(2,396)		(2,635)
Adjustments to reconcile net loss to cash used in operating activities:
Operating cash flows from finance lease amortization		0		19
Amortization of marketable securities premiums		0		16
Stock-based compensation expense		85		181
Change in fair value of warrant liability		63		0
Change in operating assets and liabilities:
Prepaid expenses and other current assets		(62)		39
Accounts payable		(448)		315
Accrued expenses		642		(225)
Cash used in operating activities		(2,116)		(2,290)
Investing activities:
Maturities of marketable securities		0		1,154
Cash used in investing activities		0		1,154
Financing activities:
Payment of finance lease liability		0		(23)
Cash provided by financing activities		0		(23)
Net increase in cash and cash equivalents		(2,116)		(1,159)
Cash and cash equivalents at beginning of period	$ 1,665	3,781	$ 2,543	3,702	$ 3,781	$ 3,702	3,702
Cash and cash equivalents at end of period		$ 1,665		$ 2,543			$ 3,781